NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED SEPTEMBER 4, 2020

TO THE PROSPECTUS DATED FEBRUARY 28, 2020

The following information supplements and should be read in conjunction with the Funds’ Prospectus.

The table in the section of the Prospectus entitled “Section 4 Investing in the Funds – Purchase and Redemption of Creation Units – Costs Associated with Creations and Redemptions” is hereby deleted and replaced with the following:

Fund Name	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
ESG International Developed Markets Equity ETF	$2,699,000	100,000	$4,000	0%	0%
ESG Emerging Markets Equity ETF	$2,710,000	100,000	$12,200	0%	0%

*	As a percentage of the NAV per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.

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NGN-INEMP-0920P

NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF

NUVEEN ESG EMERGING MARKETS EQUITY ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED SEPTEMBER 4, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED FEBRUARY 28, 2020

The following information supplements and should be read in conjunction with the Funds’ SAI.

1.	The following subsection is added to the section of the SAI entitled “Investment Policies and Techniques”:

Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy. The securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities; however, a Fund bears the risk that the securities lending agent may default on its contractual obligations to the Fund. A Fund also bears the market risk with respect to the investment of the cash collateral used to secure the loan. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund will pay a portion of the income earned on other lending transactions to the placing broker and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, a Fund will receive cash collateral equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by a Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. However, each Fund currently recalls all loaned securities from the borrower so that it may receive dividends paid on the securities, if any.

2.	The following subsection is added to the section of the SAI entitled “Service Providers”:

Securities Lending Agent

State Street Bank and Trust Company serves as the securities lending agent to the Funds. Pursuant to a Securities Lending Authorization Agreement and in accordance with procedures established by the Board of Trustees, State Street Bank and Trust Company effects loans of Fund securities to any firm on a list of approved borrowers, negotiates loan terms, monitors the value of the loaned securities and collateral, requests additional collateral as necessary, manages reinvestment of collateral in a pooled cash collateral reinvestment vehicle, arranges for the return of loaned securities to a Fund, and maintains records and prepares reports regarding loans that are made and the income derived therefrom.

3.	The table in the section of the SAI entitled “Purchase and Redemption of Creation Units – Transaction Fees” is hereby deleted and replaced with the following:

Fund Name	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
ESG International Developed Markets Equity ETF	$2,699,000	100,000	$4,000	0%	0%
ESG Emerging Markets Equity ETF	$2,710,000	100,000	$12,200	0%	0%

*	As a percentage of the NAV per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.

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NGN-INEMSAI-0920P

NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF

NUVEEN ENHANCED YIELD 1-5 YEAR U.S. AGGREGATE BOND ETF

NUVEEN ESG U.S. AGGREGATE BOND ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED SEPTEMBER 4, 2020

TO EACH STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED NOVEMBER 29, 2019

The following information supplements and should be read in conjunction with each Fund’s SAI.

1.	The following subsection is added to the section of the SAI entitled “Investment Policies and Techniques”:

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy. The securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities; however, the Fund bears the risk that the securities lending agent may default on its contractual obligations to the Fund. The Fund also bears the market risk with respect to the investment of the cash collateral used to secure the loan. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. The Fund will pay a portion of the income earned on other lending transactions to the placing broker and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, the Fund will receive cash collateral equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the Fund or the borrower. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When the Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. However, the Fund currently recalls all loaned securities from the borrower so that it may receive dividends paid on the securities, if any.

2.	The following subsection is added to the section of the SAI entitled “Service Providers”:

Securities Lending Agent

State Street Bank and Trust Company serves as the securities lending agent to the Fund. Pursuant to a Securities Lending Authorization Agreement and in accordance with procedures established by the Board of Trustees, State Street Bank and Trust Company effects loans of Fund securities to any firm on a list of approved borrowers, negotiates loan terms, monitors the value of the loaned securities and collateral, requests additional collateral as necessary, manages reinvestment of collateral in a pooled cash collateral reinvestment vehicle, arranges for the return of loaned securities to the Fund, and maintains records and prepares reports regarding loans that are made and the income derived therefrom.

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NGN-NASBSAI-0920P

NUVEEN ESG LARGE-CAP ETF

NUVEEN ESG LARGE-CAP GROWTH ETF

NUVEEN ESG LARGE-CAP VALUE ETF

NUVEEN ESG MID-CAP GROWTH ETF

NUVEEN ESG MID-CAP VALUE ETF

NUVEEN ESG SMALL-CAP ETF

(each, a “Fund” and, together, the “Funds”)

SUPPLEMENT DATED SEPTEMBER 4, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED FEBRUARY 28, 2020

The following information supplements and should be read in conjunction with the Funds’ SAI.

1.	The following subsection is added to the section of the SAI entitled “Investment Policies and Techniques”:

Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy. The securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities; however, a Fund bears the risk that the securities lending agent may default on its contractual obligations to the Fund. A Fund also bears the market risk with respect to the investment of the cash collateral used to secure the loan. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund will pay a portion of the income earned on other lending transactions to the placing broker and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, a Fund will receive cash collateral equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by a Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. However, each Fund currently recalls all loaned securities from the borrower so that it may receive dividends paid on the securities, if any.

2.	The following subsection is added to the section of the SAI entitled “Service Providers”:

Securities Lending Agent

State Street Bank and Trust Company serves as the securities lending agent to the Funds. Pursuant to a Securities Lending Authorization Agreement and in accordance with procedures established by the Board of Trustees, State Street Bank and Trust Company effects loans of Fund securities to any firm on a list of approved borrowers, negotiates loan terms, monitors the value of the loaned securities and collateral, requests additional collateral as necessary, manages reinvestment of collateral in a pooled cash collateral reinvestment vehicle, arranges for the return of loaned securities to a Fund, and maintains records and prepares reports regarding loans that are made and the income derived therefrom.

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FUND’S SAI

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NGN-NESGSAI-0920P

NUVEEN SHORT-TERM REIT ETF

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 4, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 30, 2020

The following information supplements and should be read in conjunction with the Fund’s SAI.

1.	The following subsection is added to the section of the SAI entitled “Investment Policies and Techniques”:

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy. The securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities; however, the Fund bears the risk that the securities lending agent may default on its contractual obligations to the Fund. The Fund also bears the market risk with respect to the investment of the cash collateral used to secure the loan. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. The Fund will pay a portion of the income earned on other lending transactions to the placing broker and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, the Fund will receive cash collateral equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the Fund or the borrower. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When the Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. However, the Fund currently recalls all loaned securities from the borrower so that it may receive dividends paid on the securities, if any.

2.	The following subsection is added to the section of the SAI entitled “Service Providers”:

Securities Lending Agent

State Street Bank and Trust Company serves as the securities lending agent to the Fund. Pursuant to a Securities Lending Authorization Agreement and in accordance with procedures established by the Board of Trustees, State Street Bank and Trust Company effects loans of Fund securities to any firm on a list of approved borrowers, negotiates loan terms, monitors the value of the loaned securities and collateral, requests additional collateral as necessary, manages reinvestment of collateral in a pooled cash collateral reinvestment vehicle, arranges for the return of loaned securities to the Fund, and maintains records and prepares reports regarding loans that are made and the income derived therefrom.

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FUND’S SAI

FOR FUTURE REFERENCE

NGN-NURESAI-0920P

NUVEEN ESG HIGH YIELD CORPORATE BOND ETF

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 4, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED SEPTEMBER 20, 2019

The following information supplements and should be read in conjunction with the Fund’s SAI.

1.	The following subsection is added to the section of the SAI entitled “Investment Policies and Techniques”:

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy. The securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities; however, the Fund bears the risk that the securities lending agent may default on its contractual obligations to the Fund. The Fund also bears the market risk with respect to the investment of the cash collateral used to secure the loan. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. The Fund will pay a portion of the income earned on other lending transactions to the placing broker and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, the Fund will receive cash collateral equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the Fund or the borrower. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When the Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. However, the Fund currently recalls all loaned securities from the borrower so that it may receive dividends paid on the securities, if any.

2.	The following subsection is added to the section of the SAI entitled “Service Providers”:

Securities Lending Agent

State Street Bank and Trust Company serves as the securities lending agent to the Fund. Pursuant to a Securities Lending Authorization Agreement and in accordance with procedures established by the Board of Trustees, State Street Bank and Trust Company effects loans of Fund securities to any firm on a list of approved borrowers, negotiates loan terms, monitors the value of the loaned securities and collateral, requests additional collateral as necessary, manages reinvestment of collateral in a pooled cash collateral reinvestment vehicle, arranges for the return of loaned securities to the Fund, and maintains records and prepares reports regarding loans that are made and the income derived therefrom.

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FUND’S SAI

FOR FUTURE REFERENCE

NGN-NUHYSAI-0920P